Condensed Consolidating Financial Information - Condensed Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Assets, Current [Abstract]
Cash and cash equivalents	$ 772,502	$ 431,159	$ 468,070	$ 453,967	$ 453,967
Accounts receivable, trade, net of a reserve for doubtful accounts	359,237	467,527
Accounts receivable, affiliate	0	0
Inventories	547,538	629,237
Prepaid expenses	73,213	88,415
Other current assets	169,728	152,125
Total current assets	1,922,218	1,768,463
Restricted cash	69,106	167,009
Property, plant and equipment, net	2,305,171	2,153,189
Goodwill	1,289,443	1,289,443
Intangible assets, net	84,945	85,952
Equity method investment	97,513	96,080
Investment in subsidiaries	0	0
Due from affiliate	0
Other assets, net	64,997	82,050
Total assets	5,833,393	5,642,186	5,475,099
Liabilities, Current [Abstract]
Accounts payable, trade	553,957	681,803
Accounts payable, affiliate	0	0
Accrued liabilities	248,395	268,449
Current portion of long-term debt	5,500	5,500
Total current liabilities	807,852	955,752
Long-term debt, less current portion	1,644,894	1,474,665
Due to affiliate	0
Lease financing obligation	53,232	27,489
Deferred income tax liability, net	312,914	354,809
Deficit in subsidiaries	0	0
Other liabilities	68,595	41,827
Total long-term liabilities	2,079,635	1,898,790
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Equity - Western	1,299,297	1,119,708
Non-controlling interest	1,646,609	1,667,936
Total equity	2,945,906	2,787,644	2,570,587	$ 909,070
Total liabilities and equity	5,833,393	5,642,186
Reportable Legal Entities [Member] | Parent Company [Member]
Assets, Current [Abstract]
Cash and cash equivalents	21	21	21		21
Accounts receivable, trade, net of a reserve for doubtful accounts	0	0
Accounts receivable, affiliate	0	5,035
Inventories	0	0
Prepaid expenses	0	0
Other current assets	0	0
Total current assets	21	5,056
Restricted cash	0	0
Property, plant and equipment, net	0	0
Goodwill	0	0
Intangible assets, net	0	0
Equity method investment	0	0
Investment in subsidiaries	3,964,578	3,637,607
Due from affiliate	0
Other assets, net	0	0
Total assets	3,964,599	3,642,663
Liabilities, Current [Abstract]
Accounts payable, trade	0	0
Accounts payable, affiliate	920	1,656,412
Accrued liabilities	5,508	5,506
Current portion of long-term debt	5,500	5,500
Total current liabilities	11,928	1,667,418
Long-term debt, less current portion	856,327	855,537
Due to affiliate	1,797,047
Lease financing obligation	0	0
Deferred income tax liability, net	0	0
Deficit in subsidiaries	0	0
Other liabilities	0	0
Total long-term liabilities	2,653,374	855,537
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Equity - Western	1,299,297	1,119,708
Non-controlling interest	0	0
Total equity	1,299,297	1,119,708
Total liabilities and equity	3,964,599	3,642,663
Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Assets, Current [Abstract]
Cash and cash equivalents	656,966	288,986	296,905		453,941
Accounts receivable, trade, net of a reserve for doubtful accounts	122,593	178,786
Accounts receivable, affiliate	55,550	1,710,103
Inventories	311,589	379,563
Prepaid expenses	55,699	69,580
Other current assets	135,139	128,564
Total current assets	1,337,536	2,755,582
Restricted cash	69,106	167,009
Property, plant and equipment, net	1,099,787	983,562
Goodwill	0	0
Intangible assets, net	31,401	31,586
Equity method investment	0	0
Investment in subsidiaries	0	0
Due from affiliate	1,797,047
Other assets, net	42,166	67,652
Total assets	4,377,043	4,005,391
Liabilities, Current [Abstract]
Accounts payable, trade	262,550	347,133
Accounts payable, affiliate	0	0
Accrued liabilities	142,257	179,922
Current portion of long-term debt	0	0
Total current liabilities	404,807	527,055
Long-term debt, less current portion	0	0
Due to affiliate	0
Lease financing obligation	42,168	18,860
Deferred income tax liability, net	275,634	317,530
Deficit in subsidiaries	395,774	248,375
Other liabilities	63,674	36,530
Total long-term liabilities	777,250	621,295
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Equity - Western	3,194,986	2,857,041
Non-controlling interest	0	0
Total equity	3,194,986	2,857,041
Total liabilities and equity	4,377,043	4,005,391
Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Assets, Current [Abstract]
Cash and cash equivalents	115,515	142,152	171,144		5
Accounts receivable, trade, net of a reserve for doubtful accounts	236,644	288,741
Accounts receivable, affiliate	3,505	2,045
Inventories	235,949	249,674
Prepaid expenses	17,514	18,835
Other current assets	34,589	23,561
Total current assets	643,716	725,008
Restricted cash	0	0
Property, plant and equipment, net	1,205,384	1,169,627
Goodwill	1,289,443	1,289,443
Intangible assets, net	53,544	54,366
Equity method investment	97,513	96,080
Investment in subsidiaries	0	0
Due from affiliate	0
Other assets, net	22,831	14,398
Total assets	3,312,431	3,348,922
Liabilities, Current [Abstract]
Accounts payable, trade	291,407	334,670
Accounts payable, affiliate	58,135	60,771
Accrued liabilities	100,630	83,021
Current portion of long-term debt	0	0
Total current liabilities	450,172	478,462
Long-term debt, less current portion	788,567	619,128
Due to affiliate	0
Lease financing obligation	11,064	8,629
Deferred income tax liability, net	37,280	37,279
Deficit in subsidiaries	0	0
Other liabilities	4,921	5,297
Total long-term liabilities	841,832	670,333
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Equity - Western	373,818	532,191
Non-controlling interest	1,646,609	1,667,936
Total equity	2,020,427	2,200,127
Total liabilities and equity	3,312,431	3,348,922
Consolidation, Eliminations [Member]
Assets, Current [Abstract]
Cash and cash equivalents	0	0	$ 0		$ 0
Accounts receivable, trade, net of a reserve for doubtful accounts	0	0
Accounts receivable, affiliate	(59,055)	(1,717,183)
Inventories	0	0
Prepaid expenses	0	0
Other current assets	0	0
Total current assets	(59,055)	(1,717,183)
Restricted cash	0	0
Property, plant and equipment, net	0	0
Goodwill	0	0
Intangible assets, net	0	0
Equity method investment	0	0
Investment in subsidiaries	(3,964,578)	(3,637,607)
Due from affiliate	(1,797,047)
Other assets, net	0	0
Total assets	(5,820,680)	(5,354,790)
Liabilities, Current [Abstract]
Accounts payable, trade	0	0
Accounts payable, affiliate	(59,055)	(1,717,183)
Accrued liabilities	0	0
Current portion of long-term debt	0	0
Total current liabilities	(59,055)	(1,717,183)
Long-term debt, less current portion	0	0
Due to affiliate	(1,797,047)
Lease financing obligation	0	0
Deferred income tax liability, net	0	0
Deficit in subsidiaries	(395,774)	(248,375)
Other liabilities	0	0
Total long-term liabilities	(2,192,821)	(248,375)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Equity - Western	(3,568,804)	(3,389,232)
Non-controlling interest	0	0
Total equity	(3,568,804)	(3,389,232)
Total liabilities and equity	$ (5,820,680)	$ (5,354,790)